Financial instruments (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Total liabilities
Financial instruments
Financial liabilities	€ 30,352	€ 30,414
Current liabilities.
Financial instruments
Financial liabilities	18,362	17,476
Trade payables
Financial instruments
Financial liabilities	2,821	2,594
Current financial liabilities.
Financial instruments
Financial liabilities	15,541	14,882
Financial liabilities, at fair value	14,493	15,362
Current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value	14,493	15,362
Long term debt
Financial instruments
Financial liabilities	14,708	14,285
Financial liabilities, at fair value	14,493	15,362
Long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	14,493	15,362
Lease liability
Financial instruments
Financial liabilities	833	597
Non-current liabilities.
Financial instruments
Financial liabilities	11,990	12,938
Non-current financial liabilities.
Financial instruments
Financial liabilities	11,990	12,938
Financial liabilities, at fair value	9,029	14,342
Non-current financial liabilities. | Level Two
Financial instruments
Financial liabilities, at fair value		516
Non-current financial liabilities. | Level Three
Financial instruments
Financial liabilities, at fair value	9,029	13,826
Non-current derivative liabilities financial instruments
Financial instruments
Financial liabilities		516
Financial liabilities, at fair value		516
Non-current derivative liabilities financial instruments | Level Two
Financial instruments
Financial liabilities, at fair value		516
Non-current long term debt
Financial instruments
Financial liabilities	9,841	9,793
Financial liabilities, at fair value	9,029	13,826
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	9,029	13,826
Non-current lease liability
Financial instruments
Financial liabilities	2,133	2,613
Non Current Security Deposits
Financial instruments
Financial liabilities	16	16
FVTPL - Liabilities | Total liabilities
Financial instruments
Financial liabilities		516
FVTPL - Liabilities | Non-current liabilities.
Financial instruments
Financial liabilities		516
FVTPL - Liabilities | Non-current financial liabilities.
Financial instruments
Financial liabilities		516
FVTPL - Liabilities | Non-current derivative liabilities financial instruments
Financial instruments
Financial liabilities		516
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities	27,370	26,672
Financial liabilities measured at amortized cost | Current liabilities.
Financial instruments
Financial liabilities	17,529	16,879
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities	2,821	2,594
Financial liabilities measured at amortized cost | Current financial liabilities.
Financial instruments
Financial liabilities	14,708	14,285
Financial liabilities measured at amortized cost | Long term debt
Financial instruments
Financial liabilities	14,708	14,285
Financial liabilities measured at amortized cost | Non-current liabilities.
Financial instruments
Financial liabilities	9,841	9,793
Financial liabilities measured at amortized cost | Non-current financial liabilities.
Financial instruments
Financial liabilities	9,841	9,793
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	9,841	9,793
Total assets
Financial instruments
Financial assets	25,628	31,660
Current assets.
Financial instruments
Financial assets	24,897	31,656
Cash and cash equivalents.
Financial instruments
Financial assets	12,539	7,027
Current financial assets.
Financial instruments
Financial assets	5,985	18,522
Financial assets, at fair value	3,937	13,525
Current financial assets. | Level One
Financial instruments
Financial assets, at fair value		10,699
Current financial assets. | Level Two
Financial instruments
Financial assets, at fair value	3,937	2,826
Bond funds
Financial instruments
Financial assets		10,699
Financial assets, at fair value		10,699
Bond funds | Level One
Financial instruments
Financial assets, at fair value		10,699
Term deposit
Financial instruments
Financial assets		2,655
Current derivative assets financial instruments
Financial instruments
Financial assets	3,937	2,826
Financial assets, at fair value	3,937	2,826
Current derivative assets financial instruments | Level Two
Financial instruments
Financial assets, at fair value	3,937	2,826
Restricted cash
Financial instruments
Financial assets	2,048	2,342
Trade receivables, net
Financial instruments
Financial assets	6,373	6,107
Non-current assets.
Financial instruments
Financial assets	731	4
Non-current financial assets.
Financial instruments
Financial assets	731	4
Financial assets, at fair value	731	4
Non-current financial assets. | Level One
Financial instruments
Financial assets, at fair value	4	4
Non-current financial assets. | Level Two
Financial instruments
Financial assets, at fair value	727
Non-current derivative assets financial instruments
Financial instruments
Financial assets	727
Financial assets, at fair value	727
Non-current derivative assets financial instruments | Level Two
Financial instruments
Financial assets, at fair value	727
Non-current equity securities
Financial instruments
Financial assets	4	4
Financial assets, at fair value	4	4
Non-current equity securities | Level One
Financial instruments
Financial assets, at fair value	4	4
FVTPL - Assets | Total assets
Financial instruments
Financial assets	4,664	13,525
FVTPL - Assets | Current assets.
Financial instruments
Financial assets	3,937	13,525
FVTPL - Assets | Current financial assets.
Financial instruments
Financial assets	3,937	13,525
FVTPL - Assets | Bond funds
Financial instruments
Financial assets		10,699
FVTPL - Assets | Current derivative assets financial instruments
Financial instruments
Financial assets	3,937	2,826
FVTPL - Assets | Non-current assets.
Financial instruments
Financial assets	727
FVTPL - Assets | Non-current financial assets.
Financial instruments
Financial assets	727
FVTPL - Assets | Non-current derivative assets financial instruments
Financial instruments
Financial assets	727
FVOCI - Assets | Total assets
Financial instruments
Financial assets	4	4
FVOCI - Assets | Non-current assets.
Financial instruments
Financial assets	4	4
FVOCI - Assets | Non-current financial assets.
Financial instruments
Financial assets	4	4
FVOCI - Assets | Non-current equity securities
Financial instruments
Financial assets	4	4
Assets at amortized cost | Total assets
Financial instruments
Financial assets	20,960	18,131
Assets at amortized cost | Current assets.
Financial instruments
Financial assets	20,960	18,131
Assets at amortized cost | Cash and cash equivalents.
Financial instruments
Financial assets	12,539	7,027
Assets at amortized cost | Current financial assets.
Financial instruments
Financial assets	2,048	4,997
Assets at amortized cost | Term deposit
Financial instruments
Financial assets		2,655
Assets at amortized cost | Restricted cash
Financial instruments
Financial assets	2,048	2,342
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets	€ 6,373	€ 6,107